Income Taxes (Narrative) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
State and federal income tax rate	21.10%	21.40%	20.50%	18.40%	19.50%
Effective Income Tax Rate Reconciliation, at Combined Federal and State Statutory Income Tax Rate, Percent	24.90%
Unrecognized Tax Benefits			$ 0	$ 0	$ 0	$ 7,368
Estimated Annual Effective Income Tax Rate	21.40%